Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	0	3,146,040	1,177,152
Weighted-average exercise price		$ 99.57	$ 101.83